Additional Information-Parent Company Only Condensed Financial Information Statement of cash flows (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Cash flows from operating activities:
Net cash provided by/(used in) operating activities	¥ (112,873)	$ (16,365)	¥ 84,287	¥ 179,180
Cash flows from investing activities:
Net cash used in investing activities	(572,212)	(82,963)	339,822	123,845
Cash flows from financing activities:
Net cash provided by/(used in) financing activities	(13,586)	(1,970)	(216,743)	(5,804)
Effect of exchange rate changes on cash, cash equivalents and restricted cash	55,862	8,099	(9,242)	(52,721)
Net increase/(decrease) in cash and cash equivalents	(642,809)	(93,199)	198,124	244,500
Cash and cash equivalents at beginning of year	1,331,968		1,127,055
Cash and cash equivalents at end of year	694,420	100,681	1,331,968	1,127,055
Parent company
Cash flows from operating activities:
Net cash provided by/(used in) operating activities	(54,390)	(7,886)	12,117	43,212
Cash flows from investing activities:
Purchase of short-term investments	(201,348)	(29,193)	(610,841)	(402,913)
Proceeds from maturities of short-term investments	318,785	46,219	549,344	808,562
Loans to Group companies	(82,766)	(12,000)	(446,270)	(823,116)
Repayments from Group companies	41,383	6,000	764,712	365,401
Other investing activities with external parties				(8,266)
Net cash used in investing activities	76,054	11,026	256,945	(60,332)
Cash flows from financing activities:
Net cash provided by/(used in) financing activities	(14,247)	(2,065)	(216,743)	696
Effect of exchange rate changes on cash, cash equivalents and restricted cash	79,877	11,581	(2,813)	(51,506)
Net increase/(decrease) in cash and cash equivalents	87,294	12,656	49,506	(67,930)
Cash and cash equivalents at beginning of year	55,806	8,091	6,300	74,230
Cash and cash equivalents at end of year	¥ 143,100	$ 20,747	¥ 55,806	¥ 6,300